Trade Receivables and Other Current Assets - Disclosure of Trade Receivables (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Trade and other receivables [abstract]
Trade receivables	$ 3,908	$ 5,787
Valuation allowance	(31)	(616)
Total net value of trade receivables	$ 3,878	$ 5,171